Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long Term Debt By Current And Non Current (Abstract)
Debt Disclosure [Table Text Block]

Facility	June 30, 2012	December 31, 2011
(a) Credit Facilities	1,007,072	1,030,798
(b) Term Bank Loans	467,094	484,865

Total	1,474,166	1,515,663
Less – current portion	(222,092)	(196,996)

Long-term portion	1,252,074	1,318,667

Schedule Of Weighted-Average Interest Rate [Table Text Block]

Three months ended June 30, 2012	1.97%
Three months ended June 30, 2011	1.65%
Six months ended June 30, 2012	1.95%
Six months ended June 30, 2011	1.64%

Debt Principal Payments [Table Text Block]

Period/Year	Amount
July to December 2012	61,731
2013	234,828
2014	109,174
2015	204,198
2016	211,432
2017 and thereafter	652,803

1,474,166